Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Tax benefit primarily attributable to expiration of periods set forth in statutes of limitations and conclusions of tax audits related to unrecognized tax benefits		$ 26,529	$ 9,564
Tax benefit resulting from the release of valuation allowances on deferred tax assets	$ 15,438	12,650	12,032
Lapse of statute of limitations	2,968	25,162	18,022
Provisional expense due to US tax law change			2,321
Provisional tax liability related to tax implications of retaining earnings			4,059
Tax benefit related to the release of withholding and income tax reserves for unremitting earnings	$ 28,795	$ 28,795	$ 28,795